Filed with the U.S. Securities and Exchange Commission on November 25, 2014

1933 Act Registration File No. 333-108394
1940 Act File No. 811-21422

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 52	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 53	☒

(Check appropriate box or boxes.)

Trust for Advised Portfolios
 (Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

(Registrant’s Telephone Numbers, Including Area Code) (414) 765-6609

Christopher E. Kashmerick, President
Trust for Advised Portfolios
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 10th Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:

Christopher D. Menconi, Esquire
Bingham McCutchen LLP
2020 K Street NW
Washington, D.C. 20006-1806

As soon as practical after the effective date of this Registration Statement
Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)
☒	on December 14, 2014 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 31 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on July 23, 2014, and pursuant to Rule 485(a)(2) would become effective on October 6, 2014.

Post-Effective Amendment No. 38 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating October 27, 2014, as the new date upon which the Amendment shall become effective.

Post-Effective Amendment No. 43 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating November 26, 2014, as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 52 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating December 14, 2014, as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 52 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 52 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act, and the Registrant has duly caused this Post-Effective Amendment No. 52 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 25th day of November, 2014.

Trust for Advised Portfolios

By: /s/ Christopher E. Kashmerick
Christopher E. Kashmerick
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 52 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ John Chrystal*	Trustee	November 25, 2014
John Chrystal

/s/ Albert J. DiUlio, S.J.*	Trustee	November 25, 2014
Albert J. DiUlio, S.J.

/s/ David S. Krause*	Trustee	November 25, 2014
David S. Krause

/s/ Harry E. Resis*	Trustee	November 25, 2014
Harry E. Resis

/s/ Ian Martin*	Trustee	November 25, 2014
Ian Martin

/s/ Christopher E. Kashmerick	President and Principal Executive Officer	November 25, 2014
Christopher E. Kashmerick

/s/ Russell B. Simon	Treasurer and Principal Financial Officer	November 25, 2014
Russell B. Simon

*By: /s/ Christopher E. Kashmerick		November 25, 2014
Christopher E. Kashmerick Attorney-In Fact pursuant to Power of Attorney